Smead Value Fund (Prospectus Summary) | Smead Value Fund
Summary Section
Investment Objective.
The investment objective of the Smead Value Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Smead Value Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.60%	0.56%
Total Annual Fund Operating Expenses		1.60%	1.31%
Less: Fee Waiver/Expense Reimbursement		(0.20%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%	1.15%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Smead Capital Management, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% and 1.15% of the Fund's average annual net assets, for Investor Class shares and Institutional Class shares, respectively, through March 30, 2013. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 30, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Smead Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class Shares	143	479	845	1,877
Institutional Class Shares	117	394	697	1,560

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.98% of the average value of its portfolio.
Principal Investment Strategies.
To achieve its investment objective, the Fund will invest in the common stocks of large capitalization ("large-cap") U.S. companies. The Fund considers large-cap companies to be those publicly traded U.S. companies with capitalizations exceeding
$5 billion.

The Adviser selects the Fund's investments by screening large-cap companies using the following eight criteria:

Required over entire holding period

·  products or services that meet a clear economic need;

·  strong competitive advantage (wide moats or barriers to entry);

·  long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);

·  generates high levels of cash flow;

·  available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);

Favored, but not required

·  management's history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);

·  strong balance sheet; and

·  strong management (directors and officers) ownership (preferably with recent purchases).

The Fund's portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. The Adviser maintains a sell discipline that is designed to manage overall portfolio risk by protecting against significant downside exposure of each security. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.
Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Performance.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.smeadfunds.com or by calling the Fund toll-free at 877-807-4122.
Investor Class Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was
18.66% (for the quarter ended September 30, 2009) and the worst performance was
-13.85% (for the quarter ended June 30, 2010).
Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns Smead Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Investor Class Shares	Return Before Taxes	4.67%	15.45%	(3.00%)	Jan. 02, 2008
Investor Class Shares After Taxes on Distributions	Return After Taxes on Distributions	4.58%	15.38%	(3.09%)	Jan. 02, 2008
Investor Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.15%	13.39%	(2.55%)	Jan. 02, 2008
Institutional Class Shares	Return Before Taxes	4.91%				9.01%	Dec. 18, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	14.11%	(1.28%)	Jan. 02, 2008	8.88%	Dec. 18, 2009
Russell 1000® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	11.55%	(2.91%)	Jan. 02, 2008	8.01%	Dec. 18, 2009

After tax returns are shown for Investor Class shares only and will vary for Institutional
Class shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures  when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.

[1]	The returns shown in the bar chart are for Investor Class shares. The Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the return would differ only to the extent that the classes do not have the same expenses.